(Delaware Healthcare Fund)
What is the Fund's investment objective?
Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Healthcare Fund)	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Healthcare Fund)	Class A		Class C	Class R		Institutional Class
Management fees	0.85%		0.85%	0.85%		0.85%
Distribution and service (12b-1) fees	0.30%		1.00%	0.60%		none
Other expenses	0.48%		0.48%	0.48%		0.48%
Total annual fund operating expenses	1.63%		2.33%	1.93%		1.33%
Fee waivers and expense reimbursements	(0.05%)	[1]	none	(0.10%)	[1]	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.58%		2.33%	1.83%		1.33%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from January 28, 2013 through January 28, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 28, 2013 through January 28, 2014 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Healthcare Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	726	1,055	1,406	2,393
Class C	336	727	1,245	2,666
Class R	186	596	1,033	2,246
Institutional Class	135	421	729	1,601

Expense Example, No Redemption (Delaware Healthcare Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	236	727	1,245	2,666

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in U.S. and non-U.S. companies across all market capitalizations. The Fund may, from time to time, invest a significant portion of its assets in non-U.S. companies. The Fund may also invest in companies located in emerging markets. The Fund's investment objective and 80% policy are nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Healthcare risk — The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Counterparty risk — The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Healthcare Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)*

During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.95% for the quarter ended September 30, 2009 and its lowest quarterly return was -15.99% for the quarter ended September 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012*
Average Annual Total Returns (Delaware Healthcare Fund)	Label	1 Year	5 Years	Lifetime
Class A	(lifetime: 09/28/07–12/31/12)	12.12%	13.44%	13.28%
Class A return after taxes on distributions		12.07%	11.34%	11.05%
Class A return after taxes on distributions and sale of Fund shares		7.94%	10.46%	10.22%
Class C	(lifetime: 01/28/10–12/31/12)	17.04%		11.51%
Class R	(lifetime: 01/28/10–12/31/12)	18.61%		12.03%
Institutional Class	(lifetime: 9/28/07–12/31/12)	19.34%	14.96%	14.74%
Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)		19.46%	5.56%	5.26%

* Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.